OUR PEOPLE - Summary of Staffing Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number and average number of employees [abstract]
Wages and salaries	£ 5,165	£ 5,622	£ 5,879
Cash-based incentive plans	106	242	233
Share-based incentive plans (note 21)	73	109	140
Social security costs	656	692	715
Pension costs (note 22)	208	215	213
Severance	141	61	78
Other staff costs	734	820	879
Staffing costs	7,083	7,761	8,137
Non-headline staff costs	£ 13	£ 137	£ 71